GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details) (Senior Notes, 4.75% Senior Notes Due December 2022, USD $)	Dec. 31, 2012	Dec. 21, 2012
Senior Notes | 4.75% Senior Notes Due December 2022
Debt Instrument [Line Items]
Face amount		$ 500,000,000
Stated interest rate	4.75%	4.75%